Condensed Consolidated Interim Statements of Changes in Equity (unaudited) - CAD ($)	Issued capital [member]	Capital reserve [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Beginning balance, value at Jun. 30, 2020	$ 70,990,300	$ 15,716,067	$ (43,183,131)	$ 2,073,460	$ 45,596,696
Beginning balance, in shares at Jun. 30, 2020	105,497,320
IfrsStatementLineItems [Line Items]
Share-based payment		291,221			291,221
Shares issued for private placement, net of costs	$ 31,871,382				31,871,382
Shares issued for private placement, net of costs, shares	15,697,500
Shares issued for evaluation &exploration assets	$ 1,025,000				1,025,000
Shares issued for evaluation &exploration assets, shares	500,000
Warrants exercised	$ 6,286,340				6,286,340
Warrants exercised (in shares)	6,910,190
Stock options exercised	$ 839,693	(430,943)			408,750
Stock options exercised (in shares)	475,000
Net loss for the period			(8,551,597)		(8,551,597)
Currency translation differences for foreign operations				(3,296,839)	(3,296,839)
Stock options exercised (in shares)	(475,000)
Ending balance, value at Dec. 31, 2020	$ 111,012,715	15,576,345	(51,734,728)	(1,223,379)	73,630,953
Ending balance, in shares at Dec. 31, 2020	129,080,010
Beginning balance, value at Jun. 30, 2021	$ 122,996,406	19,563,420	(68,617,507)	(2,398,853)	71,543,466
Beginning balance, in shares at Jun. 30, 2021	141,166,203
IfrsStatementLineItems [Line Items]
Share-based payment		1,186,845			1,186,845
Shares issued for private placement, net of costs	$ 118,240,689	2,211,663			120,452,352
Shares issued for private placement, net of costs, shares	13,480,083
Share issuance costs	$ (241,396)				(241,396)
Warrants exercised	$ 6,306,982				6,306,982
Warrants exercised (in shares)	5,635,147
Stock options exercised	$ 1,698,280	(952,780)			745,500
Stock options exercised (in shares)	(750,784)
Net loss for the period			(17,926,893)		(17,926,893)
Currency translation differences for foreign operations				933,253	933,253
Stock options exercised (in shares)	750,784
Ending balance, value at Dec. 31, 2021	$ 249,000,961	$ 22,009,148	$ (86,544,400)	$ (1,465,600)	$ 183,000,109
Ending balance, in shares at Dec. 31, 2021	161,032,217